Consolidated Statement of Changes in Equity - GBP (£) £ in Millions		Total		Called-up share capital [member]	Share premium account [member]	Other reserves [member]		Own shares [member]	Retained earnings [member]		Total equity shareholder's funds [member]		Non-controlling interests [member]
Beginning balance at Dec. 31, 2017		£ 9,960.5	[1]	£ 133.3	£ 568.5	£ 711.7	[1],[2]	£ (1,171.1)	£ 9,249.3	[1]	£ 9,491.7	[1]	£ 468.8
Ordinary shares issued		1.2	[1]		1.2						1.2	[1]
Treasury share additions		(104.3)	[1]					(104.3)			(104.3)	[1]
Treasury share allocations								1.5	(1.5)	[1]
(Loss)/Profit for the year		901.1	[1]						824.6	[1]	824.6	[1]	76.5
Exchange adjustments on foreign currency net investments		284.0	[1]			275.0	[1]				275.0	[1]	9.0
Movements on equity investments held at fair value through other comprehensive income	[1]	(247.9)							(247.9)		(247.9)
Actuarial gain(loss) on defined benefit pension plans	[1]	8.9							8.9		8.9
Deferred tax on defined benefit pension plans	[1]	(0.7)							(0.7)		(0.7)
Other comprehensive income/(loss)		44.3	[1]			275.0	[1],[2]		(239.7)	[1]	35.3	[1]	9.0
Total comprehensive (loss)/income for the year		945.4	[1]			275.0	[1],[2]		584.9	[1]	859.9	[1]	85.5
Dividends paid		(853.6)	[1]						(747.4)	[1]	(747.4)	[1]	(106.2)
Non-cash share-based incentive plans (including share options)	[1]	84.8							84.8		84.8
Tax adjustment on share-based payments	[1]	(1.2)							(1.2)		(1.2)
Net movement in own shares held by ESOP Trusts		(102.8)	[1]					18.2	(121.0)	[1]	(102.8)	[1]
Recognition/remeasurement of financial instruments	[1]	(13.9)				(24.3)	[2]		10.4		(13.9)
Acquisition of subsidiaries	[3]	(131.8)							(108.1)		(108.1)		(23.7)
End of year at Dec. 31, 2018		9,784.3	[1]	133.3	569.7	962.4	[1],[2]	(1,255.7)	8,950.2	[1]	9,359.9	[1]	424.4
Accounting policy change (IFRS 16)		(128.9)							(128.9)		(128.9)
Deferred tax on accounting policy change (IFRS 16)		27.8							27.8		27.8
Restated Balance at at Dec. 31, 2018		9,683.2	[1]	133.3	569.7	962.4	[1],[2]	(1,255.7)	8,849.1	[1]	9,258.8	[1]	424.4
Ordinary shares issued		0.6	[1]		0.6						0.6	[1]
Share cancellations		(47.7)	[1]	(0.5)		0.5	[1]		(47.7)	[1]	(47.7)	[1]
Treasury share allocations								1.0	(1.0)	[1]
(Loss)/Profit for the year		950.1	[1]						856.3	[1]	856.3	[1]	93.8
Exchange adjustments on foreign currency net investments		(625.1)	[1]			(607.1)	[1]				(607.1)	[1]	(18.0)
Exchange adjustments recycled to the income statement on disposal of discontinued operations	[1]	(284.0)				(284.0)					(284.0)
Movements on equity investments held at fair value through other comprehensive income	[1]	(141.4)							(141.4)		(141.4)
Actuarial gain(loss) on defined benefit pension plans	[1]	(36.6)							(36.6)		(36.6)
Deferred tax on defined benefit pension plans	[1]	6.4							6.4		6.4
Other comprehensive income/(loss)		(1,080.7)	[1]			(891.1)	[1],[2]		(171.6)	[1]	(1,062.7)	[1]	(18.0)
Total comprehensive (loss)/income for the year		(130.6)	[1]			(891.1)	[1],[2]		684.7	[1]	(206.4)	[1]	75.8
Dividends paid		(846.7)	[1]						(750.5)	[1]	(750.5)	[1]	(96.2)
Non-cash share-based incentive plans (including share options)	[1]	71.4							71.4		71.4
Tax adjustment on share-based payments	[1]	3.1							3.1		3.1
Net movement in own shares held by ESOP Trusts								76.0	(76.0)	[1]
Recognition/remeasurement of financial instruments	[1]	23.7				10.6	[2]		13.1		23.7
Share purchases – close period commitments	[1],[4]	(252.3)				(252.3)	[2]
Acquisition of subsidiaries	[3]	(88.9)							(56.3)		(56.3)		(32.6)
End of year at Dec. 31, 2019		8,415.8	[1]	132.8	570.3	(169.9)	[1],[2]	(1,178.7)	8,689.9	[1]	8,044.4	[1]	371.4
Share cancellations		(281.2)	[1]	(3.2)		3.2	[1]		(281.2)	[1]	(281.2)	[1]
Treasury share allocations								0.6	(0.6)	[1]
(Loss)/Profit for the year		(2,903.5)	[1]						(2,967.3)	[1]	(2,967.3)	[1]	63.8
Exchange adjustments on foreign currency net investments		23.6	[1]			27.5	[1]				27.5	[1]	(3.9)
Exchange adjustments recycled to the income statement on disposal of discontinued operations	[1]	(20.6)				(20.6)					(20.6)
Movements on equity investments held at fair value through other comprehensive income	[1]	(127.7)							(127.7)		(127.7)
Actuarial gain(loss) on defined benefit pension plans	[1]	2.0							2.0		2.0
Deferred tax on defined benefit pension plans	[1]	7.4							7.4		7.4
Other comprehensive income/(loss)		(115.3)	[1]			6.9	[1],[2]		(118.3)	[1]	(111.4)	[1]	(3.9)
Total comprehensive (loss)/income for the year		(3,018.8)	[1]			6.9	[1],[2]		(3,085.6)	[1]	(3,078.7)	[1]	59.9
Dividends paid		(205.3)	[1]						(122.0)	[1]	(122.0)	[1]	(83.3)
Non-cash share-based incentive plans (including share options)	[1]	74.4							74.4		74.4
Net movement in own shares held by ESOP Trusts		(5.1)	[1]					59.8	(64.9)	[1]	(5.1)	[1]
Recognition/remeasurement of financial instruments	[1]	76.9				103.5	[2]		(26.6)		76.9
Share purchases – close period commitments	[1],[4]	252.3				252.3	[2]
Acquisition of subsidiaries	[3]	(142.6)							(112.7)		(112.7)		(29.9)
End of year at Dec. 31, 2020		£ 5,166.4	[1]	£ 129.6	£ 570.3	£ 196.0	[1],[2]	£ (1,118.3)	£ 5,070.7	[1]	£ 4,848.3	[1]	£ 318.1

[1]	Figures have been restated as described in the accounting policies.
[2]	Other reserves are analysed in note 28.
[3]	Acquisition of subsidiaries represents movements in retained earnings and non-controlling interests arising from changes in ownership of existing subsidiaries and recognition of non-controlling interests on new acquisitions.
[4]	During 2019, the Company entered into an arrangement with a third party to conduct share buybacks on its behalf in the close period commencing on 2 January 2020 and ending on 27 February 2020, in accordance with UK listing rules. The commitment resulting from this agreement constitutes a liability at 31 December 2019, which is included in Trade and other payables: amounts falling due within one year and has been recognised as a movement in equity. As the close period ended on 27 February 2020 the movement in other reserves has been reversed in the year ended 31 December 2020.